TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade and other receivables
15

TRADE AND OTHER RECEIVABLES
ACCOUNTING POLICIES
Recognition and measurement
Trade

and other

receivables, excluding

Value

Added Tax

and prepayments,

are non-derivative

financial assets

categorised as
financial assets at amortised cost.
These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at

amortised cost using

the effective interest

method less any

expected credit losses

using the Group’s

business
model for managing its financial assets.

The Group derecognises

a financial asset when

the contractual rights to

the cash flows from

the asset expire, or

it transfers the
rights to receive the contractual cash flows in

a transaction in which substantially all of the risks

and rewards of ownership of the
financial asset are transferred,

or it neither transfers

nor retains substantially all

of the risks and

rewards of ownership and

does
not retain control over the transferred

asset. Any interest in such derecognised

financial assets that is created or

retained by the
Group is recognised as a separate asset or liability.
Impairment
The Group

recognises loss

allowances for

trade and

other receivables

at an

amount equal

to expected

credit losses

(“
ECLs ”).
The Group uses the simplified

ECL approach. When determining whether

the credit risk of a financial

asset has increased since
initial recognition

and when

estimating ECLs,

the Group

considers reasonable

and supportable

information that

is relevant

and
available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on informed credit

assessments

and

including

forward-looking

information.

The

maximum

period

considered

when

estimating

ECLs

is

the
maximum contractual period over which the Group is exposed to credit risk.

ECLs are a probability

weighted estimate of credit losses.

Credit losses are measured as

the present value of

all cash shortfalls
(i.e. the

difference between

the cash

flows due

to the

entity in

accordance with

the contract

and the

cash flows

that the

Group
expects to receive). The Group assesses whether the

financial asset is credit impaired at each reporting date. A financial asset is credit impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset
have occurred, including but not limited to financial difficulty or default of payment. The Group will write off a financial asset when there is no

reasonable expectation of

recovering it

after considering whether

all means

to recovery the

asset have

been exhausted,
or the counterparty has been liquidated and the Group has assessed that no recovery is possible.
Any impairment losses are recognised in the statement of profit or loss.
Trade receivables

relate to gold

sold to the bullion

banks. Settlement is

usually received on the

gold sold date. Previously

trade
receivables related to gold sold on the bullion market by Rand Refinery in its capacity as an agent for the Group. Settlement was usually received two working days

from gold sold date.
Amounts in R million 2022 2021
Trade receivables - 56.5
Value Added Tax 75.1 50.2
Other receivables

1
57.4 21.2
Prepayments 19.2 17.4
Allowance for impairment (2.2) (1.2)
149.5 144.1
1 Other receivables includes the outstanding COVID-19

insurance claim amount of R
31.7

million (refer to note 5.2) which was received
subsequent to year end.
CREDIT RISK
The

Group is

exposed to

credit risk

on the

total carrying

value of

its trade

receivables and

other receivables

excluding Value
Added Tax

and prepayments.
The

Group

manages

its

exposure

to

credit

risk

on

trade

receivables

by

selling

gold

on

a

cash

on

delivery

basis.

The

Group
manages its

exposure to

credit risk

on other

receivables by

establishing a

maximum payment

period of
30

days, and

ensuring
that counterparties

are of

good credit

standing and

transacting on

a secured

or cash

basis where

considered necessary.

The
majority of other

receivables, excluding the COVID-19

insurance claim, comprises balances

with counterparties who have

been
transacting

with

the

Group

for

over
5 years

and

in

some

of

these

cases,

the

counterparties

are

also

suppliers

of

the

Group.
Receivables are regularly monitored and assessed for recoverability.
The balances of counterparties who have been assessed as being credit impaired at reporting date are as follows:
2022 2021
Amounts in R million
Non-credit
impaired
Credit
impaired
Non-credit
impaired
Credit
impaired
Trade receivables - - 56.5 -
Other receivables 55.2 2.2 20.0 1.2
55.2 2.2 76.5 1.2
Loss allowance - (2.2) - (1.2)
Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:
Amounts in R million 2022 2021
Balance at the beginning of the year (1.2) (2.6)
Credit loss allowance/impairments recognised included in operating costs (1.1) (0.2)
Credit loss allowance/impairments reversed included in operating costs 0.1 1.3
Credit loss allowance written off against related receivable - 0.3
Balance at the end of the year (2.2) (1.2)
MARKET RISK
Interest rate risk
Trade and other receivables do not earn interest and are therefore not subject to interest rate risk.
Foreign currency risk
Gold is

sold at

spot rates

and is

denominated in

US Dollars.

Gold sales

are therefore

exposed to

fluctuations in

the US

Dollar/South
African Rand

exchange rate.

All foreign

currency transactions

entered into

during the

year ended

June 30,

2022 were

at spot
rates and no foreign exchange rate hedges are entered into. From April 11, 2022, The USD to be received from bullion sales are sold on the same date as the

respective bullion sale to settle in ZAR to

the Group. Prior to April 11,

2022, Rand Refinery,

acting
as an agent for the Group, sold the USD received from bullion sales on the same date as the respective bullion sale. As a result, trade receivables are not exposed to fluctuations in the US Dollar/South African Rand exchange rate.
FAIR VALUE

OF FINANCIAL INSTRUMENTS
The fair value of trade and other receivables approximate their carrying value due to their short-term maturities.